RIGHT-OF-USE ASSETS & LEASE LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of quantitative information about right-of-use assets [line items]
Schedule of Information related to operating and finance leases

	December 31, 2022				December 31, 2021
	Operating Leases		Finance Leases		Operating Leases		Finance Leases
Incremental borrowing rate (weighted average)	11.98%		9.68%		12.66%		11.76%
Weighted average remaining lease term	13.04	yrs	4.90	yrs	14.01	yrs	2.81	yrs

Schedule of maturities of contractual lease liabilities

	Operating Leases	Finance Leases	Total
2023	$28,694	$12,862	$41,556
2024	28,362	11,395	39,757
2025	27,919	5,466	33,385
2026	27,276	3,390	30,666
2027	26,007	2,302	28,309
2028 and beyond	236,700	8,356	245,056
Total undiscounted lease liabilities	374,958	43,771	418,729
Impact of discounting	(232,067)	(9,029)	(241,096)
Total present value of minimum lease payments	$142,891	$34,742	$177,633

Schedule of payments related to leases

	Year Ended
	December 31, 2022	December 31, 2021
Lease liabilities - operating
Lease liabilities - operating expense, COGS	$8,946	$4,818
Lease liabilities - operating expense, G&A	14,795	8,518
Lease liabilities - finance
Amortization of right-of-use assets, COGS	4,858	1,050
Amortization of right-of-use assets, G&A	188	76
Interest on lease liabilities - finance, COGS	2,525	720
Interest on lease liabilities - finance, G&A	58	320
Total lease expense	$31,370	$15,502